UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07729

Hansberger International Series

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM I	SCHEDULE OF INVESTMENTS

NOTE: The All Countries Fund is effective with the SEC, but has not commenced operations yet.

PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

Emerging Markets Fund

Shares	Description	Value (†)
Common Stocks – 94.9% of Net Assets
	Brazil – 14.5%
47,211	Banco Bradesco SA, Sponsored Preference ADR	$962,160
41,835	Banco do Brasil SA	794,420
45,984	Companhia Brasileira de Meios de Pagamento	400,322
20,985	Companhia Energetica de Minas Gerais	249,290
68,641	Gafisa SA	529,412
35,619	Hypermarcas SA(b)	553,442
9,540	Natura Cosmeticos SA	256,542
38,874	Petroleo Brasileiro SA, ADR	1,409,960
28,862	Profarma Distribuidora de Produtos Farmaceuticos SA	277,191
77,780	Vale SA, Sponsored Preference ADR	2,158,395

		7,591,134

	China – 18.7%
116,000	Anta Sports Products Ltd.	269,508
319,000	Belle International Holdings Ltd.	640,198
270,000	China Communications Construction Co. Ltd., Class H	256,305
625,000	China Construction Bank Corp., Class H	546,249
103,600	China Mobile Ltd.	1,060,487
482,000	China Petroleum & Chemical Corp., Class H	425,261
178,500	China Shenhua Energy Co. Ltd., Class H	735,097
268,000	China Shipping Development Co. Ltd., Class H	367,386
844,000	CNOOC Ltd.	1,640,345
380,000	Dongfeng Motor Group Co. Ltd., Class H	774,239
192,644	Guangzhou Automobile Group Co. Ltd., Class H	332,212
669,000	Industrial and Commercial Bank of China Ltd., Class H	496,047
280,000	Parkson Retail Group Ltd.	486,787
73,000	Ping An Insurance (Group) Co. of China Ltd., Class H	742,542
18,400	Tencent Holdings Ltd.	400,529
57,800	Weichai Power Co. Ltd., Class H	613,272

		9,786,464

	Egypt – 0.5%
5,728	Orascom Construction Industries	251,152

	India – 9.9%
8,737	Bharat Heavy Electricals Ltd.	483,151
67,737	Cairn India Ltd.(b)	501,762
18,326	Educomp Solutions Ltd.	247,177
39,850	Housing Development Finance Corp. Ltd.	645,914
11,626	ICICI Bank Ltd., Sponsored ADR	579,556
18,533	Infosys Technologies Ltd.	1,252,079
13,224	Larsen & Toubro Ltd.	603,160
51,069	Sesa Goa Ltd.	370,965
25,992	Tata Consultancy Services Ltd.	531,114

		5,214,878

	Indonesia – 4.5%
107,000	PT Astra International Tbk	679,019
758,000	PT Bank Mandiri Tbk	610,361

Shares	Description	Value (†)
Common Stocks – continued
	Indonesia – continued
5,719,000	PT Ramayana Lestari Sentosa Tbk	$558,021
223,500	PT United Tractors Tbk	511,975

		2,359,376

	Korea – 11.1%
2,808	Hyundai Motor Co.	376,904
19,780	KB Financial Group, Inc.	849,029
1,844	LG Chem Ltd.	539,239
1,462	Lotte Shopping Co. Ltd.	610,193
1,124	POSCO	510,939
3,162	Samsung Electronics Co. Ltd.	2,153,351
2,971	Samsung Fire & Marine Insurance Co. Ltd.	508,228
485	Shinsegae Co. Ltd.	256,011

		5,803,894

	Malaysia – 1.0%
205,900	Bumiputra-Commerce Holdings Bhd	544,556

	Mexico – 6.5%
19,137	America Movil SAB de CV, Series L, ADR	1,020,576
24,073	Cemex SAB de CV, Sponsored ADR(b)	204,621
56,038	Desarrolladora Homex SAB de CV(b)	302,699
92,558	Empresas ICA SAB de CV(b)	224,754
5,492	Fomento Economico Mexicano, SAB de CV, Sponsored ADR	278,609
85,938	Grupo Financiero Banorte SAB de CV	325,976
188,702	Grupo Mexico SAB de CV, Series B	543,870
202,185	Wal-Mart de Mexico SAB de CV, Series V	508,605

		3,409,710

	Peru – 1.1%
4,858	Credicorp Ltd.	553,326

	Russia – 8.7%
17,679	Evraz Group SA, GDR, (Reg S)(b)(c)	527,718
22,389	Gazprom, Sponsored ADR	469,050
23,533	LUKOIL, Sponsored ADR	1,334,321
9,468	Mechel, Sponsored ADR	235,753
28,349	MMC Norilsk Nickel, ADR	483,351
17,332	Mobile Telesystems, Sponsored ADR	367,959
240,124	Sberbank	667,701
22,671	Uralkali, Sponsored GDR (Reg S)(c)	499,857

		4,585,710

	South Africa – 7.1%
95,732	Clicks Group Ltd.	605,612
35,156	Impala Platinum Holdings Ltd.	905,559
10,220	Kumba Iron Ore Ltd.	531,153
27,177	MTN Group Ltd.	490,827
11,360	Naspers Ltd., N Shares	554,342
27,893	Shoprite Holdings Ltd.	395,318
15,300	Standard Bank Group Ltd.	242,860

		3,725,671

Shares	Description	Value (†)
Common Stocks – continued
	Taiwan – 7.4%
29,113	Asustek Computer, Inc.	$208,303
530,694	Chinatrust Financial Holding Co. Ltd.	334,329
177,140	Formosa Plastics Corp.	434,626
158,501	HON HAI Precision Industry Co. Ltd.	594,441
34,152	MediaTek, Inc.	479,227
122,965	President Chain Store Corp.	529,853
658,886	Taiwan Semiconductor Manufacturing Co. Ltd.	1,303,935

		3,884,714

	Thailand – 1.2%
119,600	Bangkok Bank PLC, (Registered)	635,974

	Turkey – 0.9%
84,796	Turkiye Garanti Bankasi A/S	491,327

	United Kingdom – 1.8%
31,339	Eurasian Natural Resources Corp.	452,793
16,818	Standard Chartered PLC	495,352

		948,145

	Total Common Stocks (Identified Cost $39,054,744)	49,786,031

Preferred Stocks – 2.9%
	Brazil – 2.9%
37,998	Itau Unibanco Banco Multiplo, SA	908,853
10,491	Ultrapar Participacoes, SA	631,196

		1,540,049

	Total Preferred Stocks (Identified Cost $1,144,724)	1,540,049

Principal Amount
Short-Term Investments – 0.7%
$378,858	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2010 at 0.000% to be repurchased at $378,858 on 10/01/2010 collateralized by $385,000 Federal Home Loan Bank, 0.360% due 3/22/2011 valued at $389,331 including accrued interest(d) (Identified Cost $378,858)	378,858

	Total Investments – 98.5% (Identified Cost $40,578,326)(a)	51,704,938
	Other assets less liabilities – 1.5%	769,644

	Net Assets – 100.0%	$52,474,582

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2010, approximately 66% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2010, the net unrealized appreciation on investments based on a cost of $40,578,326 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$12,622,802
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,496,190)

Net unrealized appreciation	$11,126,612

At December 31, 2009, the Fund had a capital loss carryforward of $9,639,102 which expires on December 31, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR/ GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,591,134	$—	$—	$7,591,134
China	332,212	9,454,252	—	9,786,464
Egypt	—	251,152	—	251,152
India	579,556	4,635,322	—	5,214,878
Indonesia	—	2,359,376	—	2,359,376
Korea	—	5,803,894	—	5,803,894
Malaysia	—	544,556	—	544,556
Mexico	3,409,710	—	—	3,409,710
Peru	553,326	—	—	553,326
Russia	3,418,151	1,167,559	—	4,585,710
South Africa	—	3,725,671	—	3,725,671
Taiwan	—	3,884,714	—	3,884,714
Thailand	—	635,974	—	635,974
Turkey	—	491,327	—	491,327
United Kingdom	—	948,145	—	948,145

Total Common Stocks	15,884,089	33,901,942	—	49,786,031

Preferred Stocks*	1,540,049	—	—	1,540,049
Short-Term Investments	—	378,858	—	378,858

Total	$17,424,138	$34,280,800	$—	$51,704,938

*	Major categories of the Fund’s investments are included above.

Securities valued at $639,809 were transferred from Level 1 to Level 2 during the period ended September 30, 2010. At December 31, 2009, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies; at September 30, 2010, these securities were fair valued pursuant to procedures approved by the Board of Trustees. Transfers are recognized as of the beginning of the reporting period.

Industry Summary at September 30, 2010 (Unaudited)

Commercial Banks	19.0%
Oil, Gas & Consumable Fuels	13.6
Metals & Mining	12.8
Semiconductors & Semiconductor Equipment	7.5
Wireless Telecommunication Services	5.6
Multiline Retail	4.4
IT Services	4.2
Automobiles	4.1
Food & Staples Retailing	3.2
Chemicals	2.8
Construction & Engineering	2.5
Insurance	2.4
Machinery	2.2
Other Investments, less than 2% each	13.5
Short-Term Investments	0.7

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

Currency Exposure at September 30, 2010 as a Percentage of Net Assets (Unaudited)

United States Dollar	23.1%
Hong Kong Dollar	19.6
South Korean Won	11.1
Indian Rupee	8.8
Brazilian Real	8.8
New Taiwan Dollar	7.4
South African Rand	7.1
Indonesian Rupiah	4.5
Mexican Peso	3.6
Other, less than 2% each	4.5

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

International Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.8% of Net Assets
	Australia – 6.0%
281,029	BHP Billiton Ltd.	$10,712,106
200,120	CSL Ltd.	6,401,913
219,065	Macquarie Group Ltd.	7,686,650
139,078	Rio Tinto Ltd.	10,335,317

		35,135,986

	Belgium – 1.7%
173,163	Anheuser-Busch InBev NV	10,193,976

	Brazil – 6.4%
508,354	Companhia Energetica de Minas Gerais, Sponsored Preference ADR	8,331,922
410,622	Itau Unibanco Holding SA, Preference ADR	9,928,840
198,053	Petroleo Brasileiro SA, ADR	7,183,383
388,327	Vale SA, Sponsored ADR	12,142,985

		37,587,130

	Canada – 6.2%
151,396	Bank of Nova Scotia	8,081,124
405,091	Cameco Corp.	11,233,174
589,957	Manulife Financial Corp.	7,442,552
293,928	Suncor Energy, Inc.	9,567,356

		36,324,206

	Chile – 1.3%
159,606	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,699,394

	China – 10.1%
7,636,000	Agile Property Holdings Ltd.	8,631,089
7,047,000	China Communications Construction Co. Ltd., Class H	6,689,572
2,404,050	China Merchants Bank Co. Ltd., Class H	6,166,527
3,080,000	China Resources Land Ltd.	6,231,933
7,929,000	Industrial and Commercial Bank of China Ltd., Class H	5,879,163
87,365	New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	8,525,077
5,632,000	PetroChina Co. Ltd., Class H	6,548,266
478,600	Tencent Holdings Ltd.	10,418,117

		59,089,744

	Denmark – 2.4%
79,903	Novo Nordisk A/S, Class B	7,907,035
155,872	Vestas Wind Systems A/S(b)	5,873,411

		13,780,446

	France – 6.7%
399,242	AXA SA	6,999,263
132,098	BNP Paribas, 144A	9,428,000
149,279	Electricite de France	6,443,832
91,353	Iliad SA	9,519,430
127,057	Total SA, Sponsored ADR	6,556,141

		38,946,666

Shares	Description	Value (†)
Common Stocks – continued
	Germany – 7.2%
162,138	Adidas AG	$10,035,127
255,204	Aixtron AG	7,565,569
114,366	Bayerische Motoren Werke AG	8,022,117
96,877	Deutsche Boerse AG	6,464,456
52,321	Wacker Chemie AG	9,647,532

		41,734,801

	Hong Kong – 3.0%
1,379,747	Esprit Holdings Ltd.	7,464,181
1,737,075	Li & Fung Ltd.	9,775,391

		17,239,572

	India – 1.7%
52,194	HDFC Bank Ltd., ADR	9,623,008

	Israel – 1.3%
138,497	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,305,717

	Italy – 1.3%
195,605	Saipem SpA	7,861,857

	Japan – 10.6%
171,700	Canon, Inc.	8,019,426
86,500	FANUC Ltd.	11,040,890
45,100	Fast Retailing Co. Ltd.	6,353,019
368,000	NGK Insulators Ltd.	6,131,229
114,600	Shin-Etsu Chemical Co. Ltd.	5,592,152
56,800	SMC Corp.	7,497,292
2,739	Sony Financial Holdings, Inc.	8,916,580
224,100	Toyota Motor Corp.	8,031,896

		61,582,484

	Korea – 1.6%
27,655	Samsung Electronics Co. Ltd., GDR, 144A	9,485,665

	Mexico – 1.3%
296,847	Wal-Mart de Mexico SA de CV, Series V, Sponsored ADR	7,486,481

	Russia – 1.1%
303,197	Gazprom, Sponsored ADR	6,351,977

	Spain – 1.1%
515,161	Banco Santander Central Hispano SA	6,538,556

	Sweden – 3.6%
490,024	Atlas Copco AB, Class A	9,477,377
121,814	Millicom International Cellular SA	11,688,053

		21,165,430

	Switzerland – 7.3%
311,851	ABB Ltd., (Registered)(b)	6,584,724
139,145	Credit Suisse Group, (Registered)	5,928,030
480,689	Logitech International SA, (Registered)(b)	8,363,989
141,163	Nestle SA, (Registered)	7,525,031

Shares	Description	Value (†)
Common Stocks – continued
	Switzerland – continued
120,097	Novartis AG, (Registered)	$6,912,533
51,770	Roche Holding AG	7,073,440

		42,387,747

	United Kingdom – 16.9%
162,101	Anglo American PLC	6,434,484
1,255,830	ARM Holdings PLC	7,812,497
505,077	Autonomy Corp. PLC(b)	14,392,954
486,350	BG Group PLC	8,563,234
921,718	British Sky Broadcasting Group PLC	10,243,282
141,941	HSBC Holdings PLC, Sponsored ADR	7,180,795
1,042,760	Prudential PLC	10,420,149
660,291	Smith & Nephew PLC	6,020,867
288,377	Standard Chartered PLC	8,280,596
1,244,253	Tesco PLC	8,299,910
328,915	Vedanta Resources PLC	11,196,267

		98,845,035

	Total Common Stocks (Identified Cost $503,149,768)	576,365,878

Exchange Traded Funds – 0.4%
	United States – 0.4%
32,028	iShares MSCI EAFE Index Fund	1,758,978
12,189	Vanguard Emerging Markets	553,380

	Total Exchange-Traded Funds (Identified Cost $2,250,433)	2,312,358

Principal Amount
Short-Term Investments – 0.5%
$2,724,566	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2010 at 0.000% to be repurchased at $2,724,566 on 10/01/2010, collateralized by $2,750,000 Federal Home Loan Bank, 0.360% due 3/22/2011 valued at $2,780,938 including accrued interest(c) (Identified Cost $2,724,566)	2,724,566

	Total Investments – 99.7% (Identified Cost $508,124,767)(a)	581,402,802
	Other assets less liabilities – 0.3%	1,843,211

	Net Assets – 100.0%	$583,246,013

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2010, approximately 71% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2010, the net unrealized appreciation on investments based on a cost of $508,128,782 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$97,250,211
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(23,976,191)

Net unrealized appreciation	$73,274,020

At December 31, 2009, the Fund had a capital loss carryforward of $257,644,763 of which $45,636,200 expires on December 31, 2016 and $212,008,563 expires on December 31, 2017. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the total value of these securities amounted to $5,389,978 or 0.9% of net assets.

ADR/ GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$35,135,986	$—	$35,135,986
Belgium	—	10,193,976	—	10,193,976
Brazil	37,587,130	—	—	37,587,130
Canada	36,324,206	—	—	36,324,206
Chile	7,699,394	—	—	7,699,394
China	8,525,077	50,564,667	—	59,089,744
Denmark	—	13,780,446	—	13,780,446
France	6,556,141	32,390,525	—	38,946,666
Germany	—	41,734,801	—	41,734,801
Hong Kong	—	17,239,572	—	17,239,572
India	9,623,008	—	—	9,623,008
Israel	7,305,717	—	—	7,305,717
Italy	—	7,861,857	—	7,861,857
Japan	—	61,582,484	—	61,582,484
Korea	9,485,665	—	—	9,485,665
Mexico	7,486,481	—	—	7,486,481
Russia	6,351,977	—	—	6,351,977
Spain	—	6,538,556	—	6,538,556
Sweden	11,688,053	9,477,377	—	21,165,430
Switzerland	8,363,989	34,023,758	—	42,387,747
United Kingdom	7,180,795	91,664,240	—	98,845,035

Total Common Stocks	164,177,633	412,188,245	—	576,365,878

Exchange Traded Funds*	2,312,358	—	—	2,312,358

Short-Term Investments	—	2,724,566	—	2,724,566

Total	$166,489,991	$414,912,811	$—	$581,402,802

*	Major categories of the Fund’s investments are included above.

Industry Summary at September 30, 2010 (Unaudited)

Commercial Banks	12.2%
Oil, Gas & Consumable Fuels	9.6
Metals & Mining	8.7
Machinery	5.8
Insurance	5.8
Pharmaceuticals	5.0
Semiconductors & Semiconductor Equipment	4.3
Chemicals	3.9
Automobiles	2.8
Food & Staples Retailing	2.7
Real Estate Management & Development	2.6
Electric Utilities	2.5
Software	2.5
Specialty Retail	2.4
Capital Markets	2.3
Electrical Equipment	2.1
Wireless Telecommunication Services	2.0
Other Investments, less than 2% each	22.0
Short-Term Investments	0.5

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

Currency Exposure at September 30, 2010 as a Percentage of Net Assets (Unaudited)

United States Dollar	26.4%
Euro	16.9
British Pound	15.7
Hong Kong Dollar	11.6
Japanese Yen	10.6
Australian Dollar	6.0
Swiss Franc	5.8
Canadian Dollar	2.7
Danish Krone	2.4
Other Investments, less than 2% each	1.6

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

International Value Fund

Shares	Description	Value (†)
Common Stocks – 98.7% of Net Assets
	Australia – 2.7%
19,517	Commonwealth Bank of Australia	$965,959
52,206	Westpac Banking Corp.	1,174,525

		2,140,484

	Brazil – 5.6%
73,647	Companhia Energetica de Minas Gerais, Sponsored Preference ADR	1,207,074
63,687	Gafisa SA, ADR	986,512
21,762	Petroleo Brasileiro SA, Sponsored Preference ADR	714,229
52,137	Vale SA, Sponsored Preference ADR	1,446,802

		4,354,617

	Canada – 6.3%
28,075	Bank of Nova Scotia	1,498,570
17,924	Canadian National Railway Co.	1,147,495
34,548	Suncor Energy, Inc.	1,124,537
27,935	Teck Resources Ltd., Class B	1,149,805

		4,920,407

	China – 10.9%
866,000	China Construction Bank Corp., Class H	756,883
242,000	China Shenhua Energy Co. Ltd., Class H	996,602
2,177,600	China State Construction International Holdings Ltd.	1,307,040
1,049,031	Guangzhou Automobile Group Co. Ltd., Class H	1,809,035
987,000	Industrial and Commercial Bank of China Ltd., Class H	731,837
98,500	Ping An Insurance (Group) Co. of China Ltd., Class H	1,001,923
184,800	Weichai Power Co. Ltd., Class H	1,960,773

		8,564,093

	Denmark – 1.0%
20,588	Vestas Wind Systems A/S(b)	775,776

	France – 10.2%
23,544	ArcelorMittal	776,730
17,770	BNP Paribas, 144A	1,268,267
19,510	Carrefour SA	1,051,678
18,840	GDF Suez	676,095
15,759	Groupe Danone	944,481
8,314	PPR	1,348,861
105,280	STMicroelectronics NV	805,615
21,151	Total SA	1,092,890

		7,964,617

	Germany – 5.3%
14,384	Adidas AG	890,262
10,282	Bayer AG, (Registered)	716,656
22,471	SAP AG	1,111,386
13,810	Siemens AG, (Registered)	1,456,787

		4,175,091

Shares	Description	Value (†)
Common Stocks – continued
	Hong Kong – 0.8%
108,700	Esprit Holdings Ltd.	$588,047

	Italy – 1.4%
49,137	ENI SpA	1,061,721

	Japan – 12.5%
157,000	Bank of Yokohama (The) Ltd.	733,648
28,300	Canon, Inc.	1,321,781
3,100	FANUC Ltd.	395,685
74,800	Mitsui & Co. Ltd.	1,112,196
4,100	Nintendo Co. Ltd.	1,028,332
138,200	Nomura Holdings, Inc., 144A	664,876
24,100	Shin-Etsu Chemical Co. Ltd.	1,176,011
60,400	Sumitomo Corp.	778,866
138,000	Sumitomo Trust & Banking Co. Ltd.	691,494
43,900	THK Co. Ltd.	824,339
16,910	Yamada Denki Co. Ltd.	1,050,126

		9,777,354

	Korea – 2.7%
21,499	KB Financial Group, Inc.	922,815
1,788	Samsung Electronics Co. Ltd.	1,217,644

		2,140,459

	Mexico – 1.3%
19,788	America Movil SAB de CV, Series L, ADR	1,055,294

	Norway – 1.4%
56,340	Subsea 7, Inc.(b)	1,105,458

	Russia – 4.0%
27,065	Evraz Group SA, GDR, (Reg S)(b)(c)	807,890
35,911	Gazprom, Sponsored ADR	752,335
14,339	LUKOIL, Sponsored ADR	813,021
45,830	MMC Norilsk Nickel, ADR	781,402

		3,154,648

	Singapore – 1.3%
97,600	DBS Group Holdings Ltd.	1,044,178

	South Africa – 1.8%
79,297	MTN Group Ltd.	1,432,134

	Spain – 1.1%
70,456	Banco Santander Central Hispano SA	894,246

	Sweden – 2.4%
79,704	Sandvik AB	1,223,793
60,508	Telefonaktiebolaget LM Ericsson, Class B	663,587

		1,887,380

	Switzerland – 9.5%
66,295	ABB Ltd., (Registered)(b)	1,399,817
19,434	Credit Suisse Group, (Registered)	827,952

Shares	Description	Value (†)
Common Stocks – continued
	Switzerland – continued
8,667	Lonza Group AG, (Registered)	$740,843
34,686	Nestle SA, (Registered)	1,849,020
14,312	Novartis AG, (Registered)	823,769
7,537	Roche Holding AG	1,029,796
3,091	Syngenta AG, (Registered)	768,922

		7,440,119

	Taiwan – 1.0%
378,893	Taiwan Semiconductor Manufacturing Co. Ltd.	749,829

	United Kingdom – 15.5%
247,497	Barclays PLC	1,163,307
41,942	BHP Billiton PLC	1,337,632
1,759,583	Dixons Retail PLC(b)	712,313
92,605	Eurasian Natural Resources Corp.	1,337,979
38,192	GlaxoSmithKline PLC	753,333
90,197	HSBC Holdings PLC	914,506
106,823	ICAP PLC	724,351
747,725	Lloyds Banking Group PLC(b)	867,478
335,195	Man Group PLC	1,154,944
49,312	Standard Chartered PLC	1,415,968
105,129	Tesco PLC	701,273
418,339	Vodafone Group PLC	1,032,190

		12,115,274

	Total Common Stocks (Identified Cost $65,857,500)	77,341,226

Preferred Stocks – 1.0%
	Germany – 1.0%
14,545	Henkel AG & Co. KGaA (Identified Cost $479,153)	781,176

	Total Investments – 99.7% (Identified Cost $66,336,653)(a)	78,122,402
	Other assets less liabilities – 0.3%	237,744

	Net Assets – 100.0%	$78,360,146

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2010, approximately 80% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2010, the net unrealized appreciation on investments based on a cost of $66,336,653 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$14,315,211
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,529,462)

Net unrealized appreciation	$11,785,749

At December 31, 2009, the Fund had a capital loss carryforward of $31,106,937 which expires on December 31, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $205,295 or 0.3% of net assets.

ADR/ GDR	An American Depositary Receipt or a Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs or GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,140,484	$—	$2,140,484
Brazil	4,354,617	—	—	4,354,617
Canada	4,920,407	—	—	4,920,407
China	1,809,035	6,755,058	—	8,564,093
Denmark	—	775,776	—	775,776
France	—	7,964,617	—	7,964,617
Germany	—	4,175,091	—	4,175,091
Hong Kong	—	588,047	—	588,047
Italy	—	1,061,721	—	1,061,721
Japan	—	9,777,354	—	9,777,354
Korea	—	2,140,459	—	2,140,459
Mexico	1,055,294	—	—	1,055,294
Norway	—	1,105,458	—	1,105,458
Russia	3,154,648	—	—	3,154,648
Singapore	—	1,044,178	—	1,044,178
South Africa	—	1,432,134	—	1,432,134
Spain	—	894,246	—	894,246
Sweden	—	1,887,380	—	1,887,380
Switzerland	—	7,440,119	—	7,440,119
Taiwan	—	749,829	—	749,829
United Kingdom	—	12,115,274	—	12,115,274

Total Common Stocks	15,294,001	62,047,225	—	77,341,226

Preferred Stocks*	—	781,176	—	781,176

Total	$15,294,001	$62,828,401	$—	$78,122,402

*	Major categories of the Fund’s investments are included above.

Industry Summary at September 30, 2010 (Unaudited)

Commercial Banks	19.2%
Metals & Mining	9.8
Oil, Gas & Consumable Fuels	8.4
Machinery	5.6
Wireless Telecommunication Services	4.5
Capital Markets	4.3
Pharmaceuticals	4.2
Food Products	3.6
Semiconductors & Semiconductor Equipment	3.5
Specialty Retail	3.0
Electrical Equipment	2.8
Software	2.7
Chemicals	2.5
Trading Companies & Distributors	2.4
Automobiles	2.3
Food & Staples Retailing	2.2
Other Investments, less than 2% each	18.7

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

Currency Exposure at September 30, 2010 as a Percentage of Net Assets (Unaudited)

Euro	19.0%
United States Dollar	15.3
British Pound	14.3
Hong Kong Dollar	12.9
Japanese Yen	12.5
Swiss Franc	9.5
Australian Dollar	2.7
South Korean Won	2.7
Swedish Krona	2.4
Other, less than 2% each	8.4

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	November 22, 2010

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date:	November 22, 2010